STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 13, 2018	May 15, 2018	May 25, 2017	Jun. 17, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Stock compensation expense					$ 950,814	$ 83,853	$ 1,398,614	$ 240,924
Stock compensation expense unamortized							$ 2,535,505
Weighted average remaining life							8 months
Warrant/rights exercisable price					$ 100.00		$ 100.00
Warrant to purchase share					57,500		57,500
Warrant term								3 years
Options granted							315,000		350	330,000
Option term							5 years 6 months
2018 Equity Incentive Plan [Member]
Issuance of common stock, description		The Plan provides for the issuance of up to 450,000 shares of the Company’s common stock, par value $0.001 per share
Officers and Directors [Member]
Purchase of common stock by award option	315,000
Stock option, vesting term, description	These options vest monthly over 12 months and have a term of 10 years.
Option, exercise price	$ 14.00
Fair value of options	$ 3,803,258
Stock Options [Member]
Intrinsic value of the vested stock options price					$ 10.00		$ 10.00		$ 16.59
Consultant [Member] | Stock Options [Member]
Fair value of options			$ 5,318
Warrant/rights exercisable price			$ 1.60
Options granted			350
Option term			5 years
Vesting, description			Immediately
Officer [Member]
Stock compensation expense									$ 319,460	$ 183,249
Stock compensation expense unamortized									$ 130,892
Weighted average remaining life									6 months
Option, exercise price				$ 2.01
Fair value of options				$ 628,283
Options granted				330,000
Option term				10 years
Extended term description				Company extended the term of previously granted options in aggregate of 135,000 initially expiring from November 2019 to July 2020 by five years to November 2024 to July 2025.
Vesting, description				Monthly over 24 months